Financial risk management - Maturities (Details) € in Thousands		12 Months Ended
	Dec. 22, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€)	Nov. 09, 2017 EUR (€) tranche	Dec. 31, 2016 EUR (€)
Contractual maturities
Finance lease obligation carrying amount		€ 479		€ 791
Trade payables carrying amount		3,059		1,765
Total carrying amount		20,634		7,879
Finance lease obligations contractual cash flow		(495)		(831)
Trade payables contractual cash flow		(3,059)		(1,765)
Total contractual cash flow		(27,035)		(9,095)
European Investment Bank
Contractual maturities
Bank borrowings carrying amount			€ 25,000
Number of tranches | tranche			3
Tranche one
Contractual maturities
Bank borrowings carrying amount			€ 10,000
Borrowings, interest rate			0.00%
Loan received from European Investment Bank	€ 10,000
Number of shares | shares	195,790
Tranche two
Contractual maturities
Bank borrowings carrying amount			€ 8,000
Borrowings, interest rate			7.00%
Tranche three
Contractual maturities
Bank borrowings carrying amount			€ 7,000
Borrowings, interest rate			3.00%
2 months or less
Contractual maturities
Finance lease obligations contractual cash flow		(73)		(78)
Trade payables contractual cash flow		(3,059)		(1,765)
Total contractual cash flow		(3,350)		(1,992)
Between 2 to 12 months
Contractual maturities
Finance lease obligations contractual cash flow		(247)		(372)
Total contractual cash flow		(1,045)		(1,247)
Between 1 to 3 years
Contractual maturities
Finance lease obligations contractual cash flow		(132)		(376)
Total contractual cash flow		(1,975)		(1,755)
Between 3 to 5 years
Contractual maturities
Finance lease obligations contractual cash flow		(43)		(5)
Total contractual cash flow		(15,630)		(1,132)
More than 5 years
Contractual maturities
Total contractual cash flow		(5,035)		(2,969)
2017
Contractual maturities
Total research and development expenditures and manufacturing capital expenditures		10,500
2018
Contractual maturities
Total research and development expenditures and manufacturing capital expenditures		12,300
2019
Contractual maturities
Total research and development expenditures and manufacturing capital expenditures		14,000
2020
Contractual maturities
Total research and development expenditures and manufacturing capital expenditures		16,200
Bank overdrafts and lines of credit
Contractual maturities
Bank borrowings carrying amount		58		224
Bank borrowings contractual cash flow		(58)		(224)
Bank overdrafts and lines of credit | 2 months or less
Contractual maturities
Bank borrowings contractual cash flow		(58)		(34)
Bank overdrafts and lines of credit | Between 2 to 12 months
Contractual maturities
Bank borrowings contractual cash flow				(190)
Long-term debt
Contractual maturities
Bank borrowings carrying amount		17,038		5,099
Bank borrowings contractual cash flow		(23,423)		(6,275)
Long-term debt | 2 months or less
Contractual maturities
Bank borrowings contractual cash flow		(160)		(115)
Long-term debt | Between 2 to 12 months
Contractual maturities
Bank borrowings contractual cash flow		(798)		(685)
Long-term debt | Between 1 to 3 years
Contractual maturities
Bank borrowings contractual cash flow		(1,843)		(1,379)
Long-term debt | Between 3 to 5 years
Contractual maturities
Bank borrowings contractual cash flow		(15,587)		(1,127)
Long-term debt | More than 5 years
Contractual maturities
Bank borrowings contractual cash flow		€ (5,035)		€ (2,969)